Share-based payments - $75 Exercise Price Options (Details)		12 Months Ended
	Sep. 14, 2021 shares $ / shares	Jun. 30, 2024 shares tranche $ / shares
Share-based payments [Abstract]
Number of tranches | tranche		3
$75 Exercise Price Options
Share-based payments [Abstract]
Exercise price (in dollars per share) | $ / shares		$ 75
Contractual exercise period		12 years
Number of tranches | tranche		4
Number of share outstanding (in shares) | shares		24,195,092
$75 Exercise Price Options | Entities Controlled by Daniel Roberts
Share-based payments [Abstract]
Granted during the year (in shares) | shares	2,400,000
Exercise price (in dollars per share) | $ / shares		$ 75
$75 Exercise Price Options | Entities Controlled by William Roberts
Share-based payments [Abstract]
Granted during the year (in shares) | shares	2,400,000
Exercise price (in dollars per share) | $ / shares		$ 75
$75 Exercise Price Options | Tranche One
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 370
Number of share options expected to vest (in shares) | shares	600,000
$75 Exercise Price Options | Tranche Two
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 650
Number of share options expected to vest (in shares) | shares	600,000
$75 Exercise Price Options | Tranche Three
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 925
Number of share options expected to vest (in shares) | shares	600,000
$75 Exercise Price Options | Tranche Four
Share-based payments [Abstract]
Number of trading days		20 days
Volume weighted average market price (in dollars per share) | $ / shares	$ 1,850
Number of share options expected to vest (in shares) | shares	600,000